December 1, 2023

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

The Timothy Plan

Post-Effective Amendment No. 119

to the Registration Statement on Form N-1A

SEC File Nos. 033-73248, 811-08228

Ladies and Gentlemen:

This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act) for the purpose of changing the name of the Aggressive Growth Fund.

Any questions or comments with respect to this filing may be directed to the undersigned at (212) 660-3069.

Sincerely,
/s/ Rachael L. Schwartz
Rachael L. Schwartz, Esq.